CERTIFICATION OF
                            STRONG INCOME FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                          STRONG CORPORATE INCOME FUND
                          STRONG SHORT-TERM INCOME FUND


STRONG INCOME FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Corporate Income and Strong Short-Term Income Funds' Prospectuses and Statement of Additional Information, each dated October 31, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 33 (File No. 33-37435; 811-6195), which was filed with the Securities and Exchange Commission on October 31, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Corporate Income and Strong Short-Term Income Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                                       STRONG INCOME FUNDS, INC.


                                        /s/ Gilbert L. Southwell III

                                       By:    Gilbert L. Southwell III
                                       Title: Assistant Secretary


Dated: November 5, 2002